SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deposits And Prepayments
Rental and other deposits	$ 1,405,523	$ 1,057,673	$ 290,814
Prepayments for events	13,504,731	10,220,783
Prepayments for purchase of ERP system	3,800,000
Prepaid administrative expenses	6,819,483
Total	$ 25,529,737	$ 11,278,456	$ 290,814